Nature and continuance of operations (Details) - ElectraMeccanica Vehicles Corp - vehicle	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of retailed G3 SOLO vehicles decided to repurchase	429
Number of vehicles returned by customers		392